Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail)				1 Months Ended	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
		Aug. 25, 2021 $ / shares shares	Apr. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($)
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Percentage of votes in terms of shares held by the holders of redeemable convertible preferred stock needed to approve conversion into common stock				70.00%									70.00%	70.00%
Proceeds from the exercise of stock options | $											$ 78,000	$ 108,000	$ 108,000
Stock option exercises (Shares)				0	57,489	15,451	16,899				72,940	111,354	111,354	0
Shares authorized				4,594,060									4,594,060	4,594,060
Shares grants				46,269										46,269
Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date											25.00%
Allocated share based compensation expense | $					$ 200,000		$ 200,000				$ 600,000	$ 300,000	$ 500,000	$ 600,000
Retained Earnings (Accumulated Deficit) | $			$ 15,500,000	$ (150,910,000)	$ (139,950,000)						$ (139,950,000)		(136,699,000)	$ (150,910,000)
Stockholders' Equity Note, Stock Split			10:1
Stock Repurchased During Period, Shares				64,129
Stock Repurchased During Period, Value | $				$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $													$ 200,000
Weighted-average grant date fair value | $ / shares											$ 7.18		$ 1.48	$ 0.93
Number of Option Outstanding,Granted											204,512		1,207,848
Preferred stock, shares authorized		100,000,000			100,000,000						100,000,000		0
Preferred stock, par value | $ / shares		$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001
Preferred stock, shares issued					0						0		0
Preferred stock, shares outstanding		28,453,228			0						0		0
Convertible preferred stock exchange ratio		0.09657
Stock option exercises | $					$ 63,000	$ 15,000	$ 20,000	$ 72,000	$ 16,000		$ 78,000	$ 108,000
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit | $ / shares											$ 100
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit | $ / shares											$ 110
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Fair value of vested option | $											$ 500,000		$ 400,000	$ 600,000
Unrecognized compensation cost related to outstanding employee options | $											$ 1,700,000
Expected term (in years)											1 year			6 years 1 month 6 days
Unrecognized compensation cost related to outstanding nonemployee options | $											$ 800,000
Outstanding non employee expense expected period											6 months
Non Employee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Weighted-average grant date fair value | $ / shares													$ 0.98
Number of Option Outstanding,Granted														0
Common Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock option exercises (Shares)					57,489		16,899	75,540	18,915
Stock issued during period shares	[1]												111,354	46,269
Stock Issued During Period, Shares, Stock Splits			366,845
Preferred stock, shares outstanding		28,453,228
Maximum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Expected term (in years)											6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Minimum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Expected term (in years)											5 years 6 months	5 years 3 months 18 days	5 years 3 months 18 days
Share-based Payment Arrangement, Employee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement unrecognized compensation for options | $													$ 1,500,000
Share based compensation by share based arrangement unrecognized compensation for options weighted average remaining period for recognition													1 year 3 months 18 days
Share-based Payment Arrangement, Nonemployee [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based arrangement unrecognized compensation for options | $													$ 100,000
Share based compensation by share based arrangement unrecognized compensation for options weighted average remaining period for recognition													7 months 6 days
Holders Of Ten Percent Or More Of All Classes Of Common Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit | $ / shares											$ 10
Two Thousand And Thirteen Amended Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares authorized					3,914,319						3,914,319		4,594,060
Shares grants				1,162,968	0						0		132,974	1,162,968
Share-based Payment Award, Expiration Period													10 years
Stock options outstanding		3,920,657
Weighted average exercise price | $ / shares		$ 1.56
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Common Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares purchased for award		3,920,657
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Old Efactor Common Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares purchased for award		40,599,270
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date										25.00%			25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value													25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date										25.00%			25.00%	25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date										25.00%			25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Share Based Payment Award Tranche Four [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date										25.00%			25.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Payment Award, Expiration Period													10 years
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value													100.00%	100.00%
Two Thousand And Thirteen Amended Equity Incentive Plan [Member] | Holders Of Ten Percent Or More Of All Classes Of Common Stock [Member] | Incentive Stock Options [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Share-based Payment Award, Expiration Period													5 years
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value													110.00%
Percentage of voting power of all classes of common stock				10.00%									10.00%	10.00%
Two Thousand And Twenty One Employee Stock Purchase Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares authorized					6,506,338						6,506,338		0
Shares grants					880,000						880,000
Number of Option Outstanding,Granted											0
Shares purchased for award											64,486
Two Thousand And Twenty One Employee Stock Purchase Plan [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares grants					15,000,000						15,000,000
Two Thousand And Twenty One Equity Incentive Plan [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Shares grants					6,441,852						6,441,852
Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Net assets | $													$ 250,000,000
Condition For Conversion Of Redeemable Convertible Preferred Stock Into Common Stock [Member] | Minimum [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Net assets | $															$ 250,000,000
Proceeds from initial public offering gross | $													$ 60,000,000	$ 60,000,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share | $ / shares													$ 0.3243052	$ 0.3243052
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share | $ / shares													0.4046443	0.4046443
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Temporary equity dividend per share | $ / shares													0.4258018	$ 0.4258018
Series C Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits			258,805
Preferred stock, par value | $ / shares					$ 0.0001						$ 0.0001		0.0001
Series C Convertible Preferred Stock [Member] | Series C Preferred Stock Purchase Agreement [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Proceeds from initial public offering gross | $			$ 20,400,000
Stock issued during period shares			3,836,997
Shares Issued, Price Per Share | $ / shares			$ 5.33
Series A Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits			2,493,021
Preferred stock, par value | $ / shares					0.0001						0.0001		0.0001
Series B Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Stock Splits			916,629
Preferred stock, par value | $ / shares					$ 0.0001						$ 0.0001		$ 0.0001
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Preferred stock, shares outstanding		11,563,819
Series B Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Preferred stock, shares outstanding		10,154,819
Series C Preferred Stock [Member]
Redeemable Convertible Preferred Stock And Stockholders Equity [Line Items]
Preferred stock, shares outstanding		6,734,590

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.